Shareholder Fees {- Fidelity Advisor® Series Equity Growth Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Advisor Series Equity Growth Fund PRO-07 | Fidelity Advisor® Series Equity Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none